Selected Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Research and development expenses	$ 25,621	$ 28,247	$ 27,695	$ 28,002	$ 38,175	$ 29,944	$ 26,479	$ 26,435	$ 109,565	$ 121,033	$ 103,310
General and administrative expenses	11,014	6,448	8,138	6,452	7,523	5,989	5,824	4,712	32,052	24,048	18,766
Restructuring expenses	4,901	809							5,710
Loss from continuing operations	(40,091)	(26,845)	(51,633)	(37,715)	(50,600)	(40,040)	(25,426)	(35,553)	(156,284)	(151,619)	(47,083)
Income (loss) from discontinued operations, net of tax	6,464	(3,430)	675	(943)	2,532	(2,346)	2,525	1,121	2,766	3,832	(36,476)
Net loss	(33,627)	(30,275)	(50,958)	(38,658)	(48,068)	(42,386)	(22,901)	(34,432)	(153,518)	(147,787)	(83,559)
Net loss attributable to Merrimack Pharmaceuticals, Inc.	$ (32,449)	$ (30,068)	$ (50,750)	$ (38,473)	$ (47,826)	$ (42,594)	$ (22,778)	$ (34,759)	$ (151,740)	$ (147,957)	$ (83,291)
Basic and dilutive net income (loss) per common share
Net loss from continuing operations	$ (2.93)	$ (2.06)	$ (4.07)	$ (3.23)	$ (4.38)	$ (3.58)	$ (2.30)	$ (3.35)	$ (12.33)	$ (13.63)	$ (4.49)
Net income (loss) from discontinued operations, net of tax	0.43	(0.27)	0.05	(0.08)	0.22	(0.21)	0.23	0.10	0.22	0.34	(3.49)
Net loss per share	$ (2.50)	$ (2.33)	$ (4.02)	$ (3.31)	$ (4.16)	$ (3.79)	$ (2.07)	$ (3.24)	$ (12.11)	$ (13.29)	$ (7.98)